Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	PRINCETON BANCORP, INC.
Entity Central Index Key	0001913971
Entity Emerging Growth Company	false
Entity File Number	001-41589
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	88-4268702
Entity Address, Address Line One	183 Bayard Lane
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	921-1700
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	BPRN
Security Exchange Name	NASDAQ